December 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Jeffrey Foor

Document Control – EDGAR

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia AMT-Free Tax-Exempt Bond Fund

Columbia Floating Rate Fund

Columbia Global Opportunities Fund

Columbia Income Opportunities Fund

Columbia Inflation Protected Securities Fund

Columbia Large Core Quantitative Fund

Columbia Large Growth Quantitative Fund

Columbia Large Value Quantitative Fund

Columbia Limited Duration Credit Fund

Columbia Minnesota Tax-Exempt Fund

Columbia Money Market Fund

Post-Effective Amendment No. 99

File No. 333-131683/811-21852

Dear Mr. Foor:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 99 (Amendment). This Amendment was filed electronically on November 27, 2013.

If you have any questions regarding this filing, please contact the undersigned at (617) 385-9536 or Patrick Gannon at

(617) 385-9534.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary